Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income (loss) of Teekay’s consolidated partially-owned entities and the attribution of that net income (loss) to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests						Controlling Interest				Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit-holders	Distri- buted Earnings	Undistri- buted Earnings		Total Non-Controlling Interest	Distri- buted Earnings	Undistri- buted Earnings		Total Controlling Interest (Teekay)
Teekay LNG	11,814	25,702	40,138	36,007		113,661	20,368	30,575		50,943	164,604
Teekay Tankers	—	—	—	47,887		47,887	—	(6,525)		(6,525)	41,362
Other entities and eliminations	—	—	—	—		43
For the Year Ended December 31, 2019	11,814	25,702	40,138	83,894		161,591
Teekay LNG	13,506	25,701	30,463	(10,807)		58,863	15,026	2,986		18,012	76,875
Teekay Tankers	—	—	—	(37,423)		(37,423)	—	(15,125)		(15,125)	(52,548)
Other entities and eliminations	—	—	—	—		50
For the Year Ended December 31, 2018	13,506	25,701	30,463	(48,230)		21,490
Teekay Offshore	8,262	36,339	16,312	(398,185)	(2)	(337,272)	5,981	334,033	(2)	340,014	2,742
Teekay LNG	(54)	13,979	30,474	(41,520)		2,879	15,027	(18,995)		(3,968)	(1,089)
Teekay Tankers	—	—	—	(28,893)		(28,893)	—	(30,434)		(30,434)	(59,327)
Other entities and eliminations	—	—	—	—		(2,510)
For the Year Ended December 31, 2017	8,208	50,318	46,786	(468,598)		(365,796)

(1)	Includes earnings attributable to common shares and preferred shares.

(2)
Subsequent to the formation of Altera, Teekay sold certain vessels to Altera. Even though Altera was a non-wholly-owned consolidated subsidiary of Teekay at the date of the sales, all of the gain or loss on sales of these vessels was fully eliminated upon consolidation. Consequently, the portion of the gain or loss attributable to Teekay’s reduced interest in the vessels was deferred. The total unrecognized net deferred gain relating to the vessels previously sold from Teekay to Altera was $349.6 million. Upon deconsolidation of Altera, such amount was recognized as an increase to net loss attributable to non-controlling interests for the year ended December 31, 2017.

Summary of Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s of capitalized dry-docking costs from January 1, 2017 to December 31, 2019:

	Year Ended December 31,
	2019 $	2018 $	2017 $
Balance at the beginning of the year	96,384	89,372	135,700
Costs incurred for dry dockings	56,371	43,155	52,677
Dry-dock amortization	(39,283)	(33,684)	(49,686)
Write-down / sales of vessels	(2,901)	(2,459)	(49,319)
Balance at the end of the year	110,571	96,384	89,372

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) attributable to shareholders of Teekay for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized (Loss) Gain on Available for Sale Marketable Securities $	Foreign Exchange Gain (Loss) on Currency Translation $	Total $
Balance as of December 31, 2016	(41)	(12,160)	(416)	2,014	(10,603)
Other comprehensive income and other	1,450	1,463	416	1,279	4,608
Balance as of December 31, 2017	1,409	(10,697)	—	3,293	(5,995)
Other comprehensive (loss) income and other	(506)	7,521	—	(3,293)	3,722
Balance as of December 31, 2018	903	(3,176)	—	—	(2,273)
Other comprehensive (loss) income and other	(20,311)	(1,153)	—	—	(21,464)
Balance as of December 31, 2019	(19,408)	(4,329)	—	—	(23,737)